Subsequent events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent events

10. Subsequent events

In July 2012, the owner of the natural gas gathering system that the Company uses to transport production from its Colorado natural gas properties notified the Company that it is undertaking a program to significantly expand its gathering and processing capacity. While the long-term impact of this program may be somewhat favorable, the near term impact will likely be service interruptions and curtailments that could have an adverse impact on the Company’s future natural gas sales. During April and June 2012, the Company received “force majeure” notices about service interruptions and curtailments that impacted the Colorado properties. Natural gas production for the Colorado properties was approximately 15% lower in the second quarter of 2012 compared to the first quarter of 2012.

On September 29, 2012, the Company borrowed $455,000 under a note agreement that provides for interest at an annual rate of 12% with unpaid principal and interest due on March 29, 2013. The Company also agreed to assign 75% of its operating income from its oil and gas operations and any lease or well sale or any other asset sales to the Note Holder to secure the debt. The Note Holder is 100% owned by a consultant and shareholder of the Company. The Company also paid a loan fee of $2,700 and prepaid interest of $27,300 on the Note, resulting in net proceeds of $420,000.

On September 11, 2012 the Board of Directors declared the 15% dividend on the Series A-1 preferred stock which was paid in cash in the approximate amount of $392,000 on October 1, 2012.

14. Subsequent events

The Company sold a working interest in a well and related lease in Niobrara County Wyoming of its recently acquired assets for approximately $1.1 million to an unaffiliated party. Arête paid $144,682 in the original purchase price for a 50% working interest and an overriding royalty interest. In October 2011, Arête purchased the remaining 50% working interest and an overriding royalty interest for $168,420. Therefore, Arête’s gain on the sale is approximately $750,000 is expected to be recognized in the first quarter of 2012, and it retains its 2.575% overriding royalty interest.